AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

07081671

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
OCT 2 5 2007
1086

CF/TAmf

October 25, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 29, 2007 the American Stock Exchange LLC (the "Exchange") received from NovaBay Pharmaceuticals, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common stock, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
OCT 3 1 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

END